UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2011

Date of reporting period:	January 1, 2011 — December 31, 2011

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|11

Annual report

Putnam VT American Government Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

Global financial uncertainty and the European debt crisis continue to contribute to risk aversion and volatility within markets around the world. While we have experienced some positive trends in recent months, stock markets ended 2011 essentially where they began.

Until a lasting and meaningful solution is found for the European debt problem and the U.S. economy establishes a solid footing, it is our belief that this volatility and uncertainty will persist, at least over the near term. In this kind of market, Putnam’s portfolio managers and analysts are dedicated to uncovering opportunities, while seeking to guard against downside risk.

During periods of market uncertainty, it is especially important to rely on the counsel and expertise of your financial advisor, who can help you maintain a long-term focus and a balanced investment approach suitable to your goals.

In other developments, please join us in welcoming the return of Elizabeth T. Kennan to the Board of Trustees. Dr. Kennan, who served as a Trustee from 1992 until 2010, has rejoined the Board, effective January 1, 2012. Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming), and is also President Emeritus of Mount Holyoke College.

We would also like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 12/31/11)

Investment objective

High current income with preservation of capital as its secondary objective

Net asset value December 31, 2011

Class IA: $11.91	Class IB: $11.87

Total return at net asset value
			Barclays Capital
			Government Bond
(as of 12/31/11)	Class IA shares*	Class IB shares*	Index

1 year	7.09%	6.79%	9.02%

5 years	49.51	47.69	37.40
Annualized	8.38	8.11	6.56

10 years	79.65	75.22	72.34
Annualized	6.03	5.77	5.59

Life	115.15	109.24	108.99
Annualized	6.64	6.39	6.38

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 2000.

Barclays Capital Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Credit quality
P-1	38.7%

Aaa	90.5%

Baa	0.2%

B	1.3%

Not rated	–30.7%

Portfolio holdings and allocations may vary over time. Cash and net other assets represents the market value weights of cash, derivatives, short-term securities and other unclassified assets in the portfolio. Allocations are represented as a percentage of net assets as of 12/31/11. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes.

Credit qualities are shown as a percentage of net assets as of 12/31/11. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

Putnam VT American Government Income Fund 1

Report from your fund’s manager

What was the market environment like for government securities during the 12-month period ended December 31, 2011?

Against a backdrop of falling interest rates, government securities generated solid performance, with longer-term U.S. Treasuries posting particularly robust returns. Strong Treasury performance was driven by the heightened risk aversion resulting from deteriorating economic data, sovereign debt woes in Europe, congressional wrangling over the federal debt ceiling, and Standard & Poor’s downgrading of the long-term sovereign credit rating of the United States. The Federal Reserve’s [the Fed] announcement that it would implement “Operation Twist,” in which it will sell short-term bonds and buy longer-term bonds, placed further downward pressure on longer-term yields. Meanwhile, short-term rates remained anchored at historically low levels, as the Fed announced it would keep its target for short-term rates near zero into 2013. As a result, the yield curve — a graphical representation of the difference in yields between shorter- and longer-term bonds — flattened dramatically. Mortgage pass-through securities and government-agency interest-only collateralized mortgage obligations [IO CMOs] generally performed well during the first half of the year. However, IO CMOs struggled later in the year amid rallying interest rates, slack demand, and increased fears about rising prepayment speeds prior to the announcement of changes to the Home Affordable Refinance Program [HARP]. For the period as a whole, Putnam VT American Government Income Fund’s class IA shares at net asset value posted a mid-single-digit gain.

The fund underperformed its benchmark. What held it back?

Given the relatively low level of Treasury yields and expectations for steadily improving economic growth, we took a cautious approach toward interest-rate risk by keeping the fund’s duration — a key measure of interest-rate sensitivity — shorter than that of the benchmark. However, this positioning, which can be beneficial when rates are rising, hurt performance as rates fell across the yield curve.

Which holdings helped versus the index?

Our out-of-benchmark holdings of IO CMOs outperformed the index during the first half of the year and were the main contributor to the fund’s relative results. The fund had a relatively large allocation to IO CMOs coming into the period, which generated consistently strong returns. However, we reduced our holdings during the first quarter of 2011, as valuations became less attractive. The fund’s IO CMO positions continued to add value through the spring before coming under pressure later in the period. Investors sold IO CMOs for a variety of reasons, including rapidly falling interest rates — which increased the potential for greater refinancing activity — heightened risk aversion and renewed discussion about further government intervention prior to the HARP announcement.

CMOs are securities backed by pools of residential mortgages, and IO securities are derived from the interest payments on those mortgages. Essentially, the longer it takes for homeowners to repay the principal on their mortgages, the more money a bondholder will make from interest payments on that loan.

How did you use derivatives during the period?

We used futures and interest-rate swaps — which allow two parties to exchange one stream of future interest payments for another, based on a specified principal amount — to take tactical positions at various points along the yield curve. In addition, we employed interest-rate swaps and “swaptions” — which give us the option to enter into a swap contract — to hedge the interest-rate risk associated with our mortgage pass-through and IO CMO holdings.

What is your outlook for the months ahead?

The latest data portray a U.S. economy that is showing positive momentum. However, there remains the risk that the European sovereign debt crisis may escalate, despite broad agreement among policymakers to pursue structural reforms. In addition, there remains uncertainty over the fiscal stance in the United States, since Congress and the Administration reached agreement only on a two-month extension of the payroll tax cut, and the politics of fiscal policy will remain difficult in an election year. Tensions in the Middle East remain high, generally keeping oil prices high for U.S. consumers.

Given this outlook, how have you positioned the fund?

Going forward, we believe opportunities remain in IO CMOs, as yield spreads in this part of the market reached attractive levels following a sell-off in the latter half of 2011. Additionally, yield spreads on mortgage pass-through securities should remain compelling, although we saw spreads modestly tighten going into year-end. In our view, these factors are creating compelling opportunities for active trading in this sector, and we favor interest-only securities with lower coupons and more recently issued collateral that is not eligible for HARP, potentially offering better protection if prepayment speeds increase. Lastly, we maintained a defensive posture toward interest-rate risk. With Treasury yields near historic lows, we believe the risk of higher interest rates significantly outweighs the potential rewards from a long-duration stance.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Funds that

2 Putnam VT American Government Income Fund

invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager Michael V. Salm is Co-Head of Fixed Income at Putnam. He joined Putnam in 1997 and has been in the investment industry since 1989.

In addition to Michael, your fund is managed by Daniel Choquette.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

Putnam VT American Government Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2011, to December 31, 2011. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/11		for the 6 months ended 12/31/11

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$3.18	$4.45	$3.16	$4.43

Ending value
(after expenses)	$1,032.10	$1,031.30	$1,022.08	$1,020.82

Annualized
expense ratio†	0.62%	0.87%	0.62%	0.87%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/11. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

†For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

4 Putnam VT American Government Income Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT American Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT American Government Income Fund (the “fund”) at December 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2011 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2012

Putnam VT American Government Income Fund 5

The fund’s portfolio 12/31/11

MORTGAGE-BACKED SECURITIES (17.6%)*	Principal amount	Value

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.581s, 2035	$114,628	$18,851
FRB Ser. 05-R3, Class AF, 0.694s, 2035	112,642	90,676

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.673s, 2037	51,409	80,179
IFB Ser. 2979, Class AS, 23.253s, 2034	73,568	98,510
IFB Ser. 3072, Class SM, 22.776s, 2035	142,178	214,481
IFB Ser. 3072, Class SB, 22.63s, 2035	115,885	174,071
IFB Ser. 3065, Class DC, 19.025s, 2035	592,065	889,483
IFB Ser. 3031, Class BS, 16.029s, 2035	166,997	241,692
IFB Ser. 3835, Class SN, 15.429s, 2041	1,952,763	2,696,004
IFB Ser. 3287, Class SE, IO, 6.422s, 2037	273,901	35,180
IFB Ser. 3852, Class KS, IO, 6.272s, 2041	533,511	82,908
IFB Ser. 3485, Class SI, IO, 6.272s, 2036	219,377	31,222
IFB Ser. 3852, Class SG, 4.752s, 2041	834,229	820,073
Ser. 3747, Class HI, IO, 4 1/2s, 2037	123,985	14,801
Ser. 3768, Class MI, IO, 4s, 2035	2,456,594	246,781
Ser. 3738, Class MI, IO, 4s, 2034	3,515,771	313,631
Ser. 3707, Class HI, IO, 4s, 2023	210,349	8,488
Ser. 3327, Class IF, IO, zero %, 2037	3,963	—
Ser. 3439, Class AO, PO, zero %, 2037	5,180	5,177
Ser. 3300, PO, zero %, 2037	30,278	27,602
Ser. 2684, PO, zero %, 2033	106,031	101,935
FRB Ser. 3326, Class YF, zero %, 2037	1,874	1,723
FRB Ser. 3326, Class WF, zero %, 2035	15,011	13,794

Federal National Mortgage Association
FRB Ser. 03-W8, Class 3F2, 0.644s, 2042	12,035	11,781
IFB Ser. 07-75, Class JS, 50.011s, 2037	72,362	147,724
IFB Ser. 06-62, Class PS, 38.138s, 2036	216,139	371,288
IFB Ser. 06-8, Class HP, 23.49s, 2036	129,921	206,932
IFB Ser. 05-45, Class DA, 23.343s, 2035	199,366	316,515
IFB Ser. 07-53, Class SP, 23.123s, 2037	168,871	257,245
IFB Ser. 08-24, Class SP, 22.207s, 2038	883,183	1,409,606
IFB Ser. 05-122, Class SE, 22.072s, 2035	182,505	266,940
IFB Ser. 05-75, Class GS, 19.369s, 2035	182,459	257,325
IFB Ser. 05-106, Class JC, 19.214s, 2035	133,292	205,798
IFB Ser. 05-83, Class QP, 16.631s, 2034	64,072	86,112
IFB Ser. 11-4, Class CS, 12.313s, 2040	604,143	681,041
IFB Ser. 11-27, Class AS, IO, 6.186s, 2041	1,388,715	183,296
FRB Ser. 07-95, Class A3, 0.544s, 2036	2,308,000	2,123,360
Ser. 08-53, Class DO, PO, zero %, 2038	218,144	185,274
Ser. 07-44, Class CO, PO, zero %, 2037	86,292	76,934
Ser. 04-61, Class CO, PO, zero %, 2031	37,409	37,083
Ser. 1988-12, Class B, zero %, 2018	2,149	1,987
FRB Ser. 05-45, Class FG, zero %, 2035	5,292	5,134

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.339s, 2041	1,141,740	1,708,112
IFB Ser. 10-158, Class SD, 14.146s, 2040	209,000	288,815
IFB Ser. 11-70, Class WS, 9.13s, 2040	360,000	405,752
IFB Ser. 11-81, Class SB, IO, 6.422s, 2036	2,785,836	549,868
IFB Ser. 10-113, Class SJ, IO, 6.415s, 2035	1,344,856	237,171
IFB Ser. 11-61, Class CS, IO, 6.395s, 2035	666,130	100,811
IFB Ser. 10-85, Class SD, IO, 6.365s, 2038	1,199,067	197,091
IFB Ser. 11-11, Class PS, IO, 6.315s, 2040	981,293	160,108
IFB Ser. 10-42, Class CS, IO, 6.215s, 2040	878,704	146,137
IFB Ser. 10-24, Class BS, IO, 6.145s, 2038	1,636,340	245,893
IFB Ser. 09-103, Class SW, IO, 6.115s, 2037	2,348,398	280,328
IFB Ser. 10-20, Class SC, IO, 5.865s, 2040	1,919,933	318,402
IFB Ser. 10-115, Class TS, IO, 5.815s, 2038	1,676,123	275,286

MORTGAGE-BACKED SECURITIES (17.6%)* cont.	Principal amount	Value

Government National Mortgage Association
IFB Ser. 10-158, Class SA, IO, 5.765s, 2040	$1,541,835	$253,771
IFB Ser. 11-70, Class SN, IO, 5.617s, 2041	259,000	71,670
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	1,562,558	258,799
Ser. 10-103, Class IM, IO, 4 1/2s, 2039	1,517,687	191,433
Ser. 11-81, Class PI, IO, 4 1/2s, 2037	1,085,352	131,707
Ser. 10-107, Class PI, IO, 4 1/2s, 2036	2,943,248	305,303
Ser. 10-116, Class QI, IO, 4s, 2034	1,938,957	191,911
Ser. 11-70, PO, zero %, 2041	3,441,555	2,778,608
Ser. 06-36, Class OD, PO, zero %, 2036	10,960	10,095
FRB Ser. 07-35, Class UF, zero %, 2037	2,079	2,044

GSMPS Mortgage Loan Trust 144A
IFB Ser. 04-4, Class 1AS, IO, 5.255s, 2034	275,039	44,930
Ser. 06-RP2, Class 1AS1, IO, 5.189s, 2036	1,895,780	280,370
FRB Ser. 06-RP2, Class 1AF1, 0.694s, 2036	1,895,780	1,450,272
FRB Ser. 04-4, Class 1AF, 0.694s, 2034	275,039	210,405

Structured Asset Securities Corp. Ser. 07-4,
Class 1A4, IO, 1s, 2045	3,752,577	152,448

Total mortgage-backed securities (cost $22,350,371)		$24,286,177

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (3.9%)*	strike price	amount	Value

Option on an interest rate swap with
Bank of America, N.A. for the right to
pay a fixed rate of 2.24% versus the
three month USD-LIBOR-BBA
maturing February 2022.	Feb-12/2.24	$4,000	$23

Option on an interest rate swap with
Bank of America, N.A. for the right
to receive a fixed rate of 2.24% versus
the three month USD-LIBOR-BBA
maturing February 2022.	Feb-12/2.24	4,000	87

Option on an interest rate swap with
Bank of America, N.A. for the right to
receive a fixed rate of 1.683% versus
the three month USD-LIBOR-BBA
maturing June 2022.	Jul-12/1.683	533,000	4,072

Option on an interest rate swap with
Bank of America, N.A. for the right to
receive a fixed rate of 1.869% versus
the three month USD-LIBOR-BBA
maturing March 2022.	Mar-12/1.869	533,000	4,067

Option on an interest rate swap with
Bank of America, N.A. for the right to
receive a fixed rate of 2.042% versus
the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/2.042	612,000	12,852

Option on an interest rate swap with
Bank of America, N.A. for the right to
receive a fixed rate of 2.064% versus
the three month USD-LIBOR-BBA
maturing September 2022.	Sep-12/2.064	612,000	14,076

Option on an interest rate swap with
Bank of America, N.A. for the right to
receive a fixed rate of 2.085% versus
the three month USD-LIBOR-BBA
maturing October 2022.	Oct-12/2.085	612,000	15,116

Option on an interest rate swap with
Barclays Bank PLC for the right to
receive a fixed rate of 2.015% versus
the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/2.015	494,000	7,000

6 Putnam VT American Government Income Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (3.9%)* cont.	strike price	amount	Value

Option on an interest rate swap with
Barclays Bank PLC for the right to
receive a fixed rate of 1.683% versus
the three month USD-LIBOR-BBA
June 2022.	Jul-12/1.683	$533,000	$4,072

Option on an interest rate swap with
Barclays Bank PLC for the right to
receive a fixed rate of 1.861% versus
the three month USD-LIBOR-BBA
April 2022.	Apr-12/1.861	533,000	5,079

Option on an interest rate swap with
Barclays Bank PLC for the right to
receive a fixed rate of 1.869% versus
the three month USD-LIBOR-BBA
March 2022.	Mar-12/1.869	533,000	4,067

Option on an interest rate swap with
Barclays Bank PLC for the right to pay
a fixed rate of 3.51% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/3.51	1,070,559	2,516

Option on an interest rate swap with
Barclays Bank PLC for the right to
receive a fixed rate of 3.51% versus
the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	1,070,559	131,764

Option on an interest rate swap with
Barclays Bank PLC for the right to
receive a fixed rate of 1.765% versus
the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.765	1,236,000	7,626

Option on an interest rate swap with
Barclays Bank PLC for the right to
receive a fixed rate of 1.9275% versus
the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	2,465,000	27,682

Option on an interest rate swap with
Barclays Bank PLC for the right to pay
a fixed rate of 3.36% versus the three
month USD-LIBOR-BBA maturing
August 2022.	Jul-12/3.36	2,676,397	8,805

Option on an interest rate swap with
Barclays Bank PLC for the right to pay
a fixed rate of 3.52% versus the three
month USD-LIBOR-BBA maturing
August 2022.	Jul-12/3.52	2,676,397	6,450

Option on an interest rate swap with
Barclays Bank PLC for the right to
pay a fixed rate of 3.5375% versus
the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	2,676,397	5,861

Option on an interest rate swap with
Barclays Bank PLC for the right to
receive a fixed rate of 3.36% versus
the three month USD-LIBOR-BBA
maturing August 2022.	Jul-12/3.36	2,676,397	294,992

Option on an interest rate swap with
Barclays Bank PLC for the right to
receive a fixed rate of 3.52% versus
the three month USD-LIBOR-BBA
maturing August 2022.	Jul-12/3.52	2,676,397	331,632

Option on an interest rate swap with
Barclays Bank PLC for the right to
receive a fixed rate of 3.5375% versus
the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	2,676,397	336,289

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (3.9%)* cont.	strike price	amount	Value

Option on an interest rate swap with
Barclays Bank PLC for the right to pay
a fixed rate of 3.37% versus the three
month USD-LIBOR-BBA maturing
August 2022.	Aug-12/3.37	$3,211,676	$10,599

Option on an interest rate swap with
Barclays Bank PLC for the right to
receive a fixed rate of 3.37% versus
the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	3,211,676	356,496

Option on an interest rate swap with
Barclays Bank PLC for the right to pay
a fixed rate of 0.52% versus the three
month USD-LIBOR-BBA maturing
March 2014.	Mar-12/0.52	6,434,000	31,398

Option on an interest rate swap with
Barclays Bank PLC for the right to
receive a fixed rate of 0.52% versus
the three month USD-LIBOR-BBA
maturing March 2014.	Mar-12/0.52	6,434,000	1,094

Option on an interest rate swap with
Citibank, N.A. for the right to receive
a fixed rate of 1.6714% versus the
three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/1.6714	533,000	4,509

Option on an interest rate swap with
Citibank, N.A. for the right to receive
a fixed rate of 1.861% versus the three
month USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.861	533,000	5,079

Option on an interest rate swap
with Citibank, N.A. for the right to
receive a fixed rate of 1.9275% versus
the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	2,465,000	27,682

Option on an interest rate swap
with Citibank, N.A. for the right to
receive a fixed rate of 1.9475% versus
the three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/1.9475	2,481,000	7,517

Option on an interest rate swap
with Citibank, N.A. for the right to
receive a fixed rate of 2.1075% versus
the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.1075	2,481,000	56,865

Option on an interest rate swap with
Credit Suisse International for the
right to receive a fixed rate of 1.6714%
versus the three month USD-LIBOR-
BBA maturing July 2022.	Jul-12/1.6714	533,000	4,509

Option on an interest rate swap with
Credit Suisse International for the
right to receive a fixed rate of 2.074%
versus the three month USD-LIBOR-
BBA maturing May 2022.	May-12/2.074	1,386,000	25,890

Option on an interest rate swap with
Credit Suisse International for the
right to receive a fixed rate of 2.096%
versus the three month USD-LIBOR-
BBA maturing June 2022.	Jul-12/2.096	1,386,000	29,134

Option on an interest rate swap with
Credit Suisse International for the
right to receive a fixed rate of 2.122%
versus the three month USD-LIBOR-
BBA maturing July 2022.	Jul-12/2.122	1,386,000	32,349

Putnam VT American Government Income Fund 7

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (3.9%)* cont.	strike price	amount	Value

Option on an interest rate swap with
Credit Suisse International for the
right to receive a fixed rate of 2.144%
versus the three month USD-LIBOR-
BBA maturing August 2022.	Aug-12/2.144	$1,386,000	$35,301

Option on an interest rate swap with
Credit Suisse International for the
right to receive a fixed rate of 2.169%
versus the three month USD-LIBOR-
BBA maturing September 2022.	Sep-12/2.169	1,386,000	38,143

Option on an interest rate swap with
Credit Suisse International for the
right to receive a fixed rate of 2.193%
versus the three month USD-LIBOR-
BBA maturing October 2022.	Oct-12/2.193	1,386,000	40,970

Option on an interest rate swap with
Credit Suisse International for the
right to pay a fixed rate of 2.855%
versus the three month USD-LIBOR-
BBA maturing August 2022.	Aug-12/2.855	2,271,700	23,253

Option on an interest rate swap with
Credit Suisse International for the
right to receive a fixed rate of 2.855%
versus the three month USD-LIBOR-
BBA maturing August 2022.	Aug-12/2.855	2,271,700	157,838

Option on an interest rate swap with
Credit Suisse International for the
right to receive a fixed rate of 1.9275%
versus the three month USD-LIBOR-
BBA maturing April 2022.	Apr-12/1.9275	2,465,000	27,682

Option on an interest rate swap with
Credit Suisse International for the
right to receive a fixed rate of 2.1075%
versus the three month USD-LIBOR-
BBA maturing July 2022.	Jul-12/2.1075	2,481,000	56,865

Option on an interest rate swap with
Credit Suisse International for the
right to receive a fixed rate of 1.9475%
versus the three month USD-LIBOR-
BBA maturing August 2022.	Aug-12/1.9475	3,723,000	65,339

Option on an interest rate swap with
Deutsche Bank AG for the right to pay
a fixed rate of 2.215% versus the three
month USD-LIBOR-BBA maturing
January 2022.	Jan-12/2.215	4,000	4

Option on an interest rate swap with
Deutsche Bank AG for the right to
receive a fixed rate of 2.215% versus
the three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/2.215	4,000	68

Option on an interest rate swap with
Deutsche Bank AG for the right to
receive a fixed rate of 1.6714% versus
the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/1.6714	533,000	4,509

Option on an interest rate swap with
Deutsche Bank AG for the right to
receive a fixed rate of 1.683% versus
the three month USD-LIBOR-BBA
maturing June 2022.	Jul-12/1.683	533,000	4,072

Option on an interest rate swap with
Deutsche Bank AG for the right to
receive a fixed rate of 1.861% versus
the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.861	533,000	5,079

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (3.9%)* cont.	strike price	amount	Value

Option on an interest rate swap with
Deutsche Bank AG for the right to
receive a fixed rate of 1.869% versus
the three month USD-LIBOR-BBA
maturing March 2022.	Mar-12/1.869	$533,000	$4,067

Option on an interest rate swap with
Deutsche Bank AG for the right to
receive a fixed rate of 2.1125% versus
the three month USD-LIBOR-BBA
maturing November 2022.	Nov-12/2.1125	612,000	16,285

Option on an interest rate swap
with Deutsche Bank AG for the right
to receive a fixed rate of 2.13375%
versus the three month USD-LIBOR-
BBA maturing December 2022.	Dec-12/2.13375	612,000	17,301

Option on an interest rate swap with
Deutsche Bank AG for the right to
receive a fixed rate of 2.225% versus
the three month USD-LIBOR-BBA
maturing October 2022.	Oct-12/2.225	989,000	30,896

Option on an interest rate swap with
Deutsche Bank AG for the right to
receive a fixed rate of 2.2475% versus
the three month USD-LIBOR-BBA
maturing November 2022.	Nov-12/2.2475	989,000	32,597

Option on an interest rate swap with
Deutsche Bank AG for the right to
receive a fixed rate of 2.27% versus
the three month USD-LIBOR-BBA
maturing December 2022.	Dec-12/2.27	989,000	34,190

Option on an interest rate swap with
Deutsche Bank AG for the right to
receive a fixed rate of 1.9275% versus
the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	2,465,000	27,682

Option on an interest rate swap with
Deutsche Bank AG for the right to
receive a fixed rate of 1.998% versus
the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.998	2,465,000	34,362

Option on an interest rate swap with
Deutsche Bank AG for the right to pay
a fixed rate of 0.545% versus the three
month USD-LIBOR-BBA maturing
January 2014.	Jan-12/0.545	5,955,119	21,744

Option on an interest rate swap with
Deutsche Bank AG for the right to pay
a fixed rate of 0.555% versus the three
month USD-LIBOR-BBA maturing
February 2014.	Feb-12/0.555	5,955,119	22,153

Option on an interest rate swap with
Deutsche Bank AG for the right to
receive a fixed rate of 0.545% versus
the three month USD-LIBOR-BBA
maturing January 2014.	Jan-12/0.545	5,955,119	6

Option on an interest rate swap with
Deutsche Bank AG for the right to
receive a fixed rate of 0.555% versus
the three month USD-LIBOR-BBA
maturing February 2014.	Feb-12/0.555	5,955,119	357

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.15%
versus the three month USD-LIBOR-
BBA maturing April 2022.	Apr-12/2.15	315,000	5,569

8 Putnam VT American Government Income Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (3.9%)* cont.	strike price	amount	Value

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.17%
versus the three month USD-LIBOR-
BBA maturing May 2022.	May-12/2.17	$315,000	$6,357

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.195%
versus the three month USD-LIBOR-
BBA maturing June 2022.	Jul-12/2.195	315,000	7,097

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.215%
versus the three month USD-LIBOR-
BBA maturing July 2022.	Jul-12/2.215	315,000	7,787

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.235%
versus the three month USD-LIBOR-
BBA maturing August 2022.	Aug-12/2.235	315,000	8,423

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.26%
versus the three month USD-LIBOR-
BBA maturing September 2022.	Sep-12/2.26	315,000	9,037

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.28%
versus the three month USD-LIBOR-
BBA maturing October 2022.	Oct-12/2.28	315,000	9,551

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.305%
versus the three month USD-LIBOR-
BBA maturing November 2022.	Nov-12/2.305	315,000	10,089

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.325%
versus the three month USD-LIBOR-
BBA maturing December 2022.	Dec-12/2.325	315,000	10,622

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.15%
versus the three month USD-LIBOR-
BBA maturing April 2022.	Apr-12/2.15	315,000	6,669

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.17%
versus the three month USD-LIBOR-
BBA maturing May 2022.	May-12/2.17	315,000	7,443

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.195%
versus the three month USD-LIBOR-
BBA maturing June 2022.	Jul-12/2.195	315,000	8,228

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.215%
versus the three month USD-LIBOR-
BBA maturing July 2022.	Jul-12/2.215	315,000	8,905

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.235%
versus the three month USD-LIBOR-
BBA maturing August 2022.	Aug-12/2.235	315,000	9,510

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (3.9%)* cont.	strike price	amount	Value

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.26%
versus the three month USD-LIBOR-
BBA maturing September 2022.	Sep-12/2.26	$315,000	$10,181

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.28%
versus the three month USD-LIBOR-
BBA maturing October 2022.	Oct-12/2.28	315,000	10,701

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.305%
versus the three month USD-LIBOR-
BBA maturing November 2022.	Nov-12/2.305	315,000	11,277

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.325%
versus the three month USD-LIBOR-
BBA maturing December 2022.	Dec-12/2.325	315,000	11,794

Option on an interest rate swap with
Goldman Sachs International for
the right to receive a fixed rate of
2.1825% versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/2.1825	512,000	13,793

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.27%
versus the three month USD-LIBOR-
BBA maturing January 2022.	Jan-12/2.27	512,000	11,658

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.35%
versus the three month USD-LIBOR-
BBA maturing April 2022.	Apr-12/2.35	512,000	16,911

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 1.6714%
versus the three month USD-LIBOR-
BBA maturing July 2022.	Jul-12/1.6714	533,000	4,509

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 1.683%
versus the three month USD-LIBOR-
BBA maturing June 2022.	Jul-12/1.683	533,000	4,072

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 1.861%
versus the three month USD-LIBOR-
BBA maturing April 2022.	Apr-12/1.861	533,000	5,079

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 1.869%
versus the three month USD-LIBOR-
BBA maturing March 2022.	Mar-12/1.869	533,000	4,067

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.785%
versus the three month USD-LIBOR-
BBA maturing January 2042.	Jan-12/2.785	936,000	3,557

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.8025%
versus the three month USD-LIBOR-
BBA maturing March 2042.	Mar-12/2.8025	936,000	23,559

Putnam VT American Government Income Fund 9

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (3.9%)* cont.	strike price	amount	Value

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.83%
versus the three month USD-LIBOR-
BBA maturing June 2042.	Jul-12/2.83	$936,000	$44,636

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.855%
versus the three month USD-LIBOR-
BBA maturing September 2042.	Sep-12/2.855	936,000	58,508

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.8825%
versus the three month USD-LIBOR-
BBA maturing December 2042.	Dec-12/2.8825	936,000	68,830

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.785%
versus the three month USD-LIBOR-
BBA maturing January 2042.	Jan-12/2.785	936,000	39,059

Option on an interest rate swap with
Goldman Sachs International for
the right to receive a fixed rate of
2.8025% versus the three month USD-
LIBOR-BBA maturing March 2042.	Mar-12/2.8025	936,000	59,258

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.83%
versus the three month USD-LIBOR-
BBA maturing June 2042.	Jul-12/2.83	936,000	77,622

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.855%
versus the three month USD-LIBOR-
BBA maturing September 2042.	Sep-12/2.855	936,000	90,811

Option on an interest rate swap with
Goldman Sachs International for
the right to receive a fixed rate of
2.8825% versus the three month
USD-LIBOR-BBA maturing
December 2042.	Dec-12/2.8825	936,000	101,799

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.3175%
versus the three month USD-LIBOR-
BBA maturing October 2022.	Oct-12/2.3175	989,000	35,505

Option on an interest rate swap with
Goldman Sachs International for
the right to receive a fixed rate of
2.34375% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.34375	989,000	37,414

Option on an interest rate swap with
Goldman Sachs International for
the right to receive a fixed rate of
2.3675% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.3675	989,000	39,066

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 3.49%
versus the three month USD-LIBOR-
BBA maturing September 2026.	Sep-16/3.49	1,643,804	98,053

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (3.9%)* cont.	strike price	amount	Value

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 3.49%
versus the three month USD-LIBOR-
BBA maturing September 2026.	Sep-16/3.49	$1,643,804	$157,016

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 1.9275%
versus the three month USD-LIBOR-
BBA maturing April 2022.	Apr-12/1.9275	2,465,000	27,682

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 1.998%
versus the three month USD-LIBOR-
BBA maturing April 2022.	Apr-12/1.998	2,465,000	34,362

Option on an interest rate swap with
Goldman Sachs International for
the right to receive a fixed rate of
1.96325% versus the three month
USD-LIBOR-BBA maturing
January 2022.	Jan-12/1.96325	2,481,000	8,162

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.11875% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875	2,481,000	58,055

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 4.60%
versus the three month USD-LIBOR-
BBA maturing January 2042.	Jan-12/4.60	2,793,460	3

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 3.60%
versus the three month USD-LIBOR-
BBA maturing January 2042.	Jan-12/3.60	2,793,460	590,817

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.03%
versus the three month USD-LIBOR-
BBA maturing January 2022.	Jan-12/2.03	3,048,000	30,389

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.0525%
versus the three month USD-LIBOR-
BBA maturing February 2022.	Feb-12/2.0525	3,048,000	44,105

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.075%
versus the three month USD-LIBOR-
BBA maturing March 2022.	Mar-12/2.075	3,048,000	54,254

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.03%
versus the three month USD-LIBOR-
BBA maturing January 2022.	Jan-12/2.03	3,048,000	24,232

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.0525%
versus the three month USD-LIBOR-
BBA maturing February 2022.	Feb-12/2.0525	3,048,000	38,161

10 Putnam VT American Government Income Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (3.9%)* cont.	strike price	amount	Value

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.075%
versus the three month USD-LIBOR-
BBA maturing March 2022.	Mar-12/2.075	$3,048,000	$48,402

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 0.62%
versus the three month USD-LIBOR-
BBA maturing February 2014.	Feb-12/0.62	5,136,000	13,764

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 0.62%
versus the three month USD-LIBOR-
BBA maturing February 2014.	Feb-12/0.62	5,136,000	1,335

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 1.6714%
versus the three month USD-LIBOR-
BBA maturing July 2022.	Jul-12/1.6714	533,000	4,509

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 1.683%
versus the three month USD-LIBOR-
BBA maturing June 2022.	Jul-12/1.683	533,000	4,072

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 1.861%
versus the three month USD-LIBOR-
BBA maturing April 2022.	Apr-12/1.861	533,000	5,079

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 1.869%
versus the three month USD-LIBOR-
BBA maturing March 2022.	Mar-12/1.869	533,000	4,067

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 1.9275%
versus the three month USD-LIBOR-
BBA maturing April 2022.	Apr-12/1.9275	2,465,000	27,682

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 1.953%
versus the three month USD-LIBOR-
BBA maturing January 2022.	Jan-12/1.953	2,481,000	7,914

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 3.54%
versus the three month USD-LIBOR-
BBA maturing July 2022.	Jul-12/3.54	2,510,505	5,347

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 3.54%
versus the three month USD-LIBOR-
BBA maturing July 2022.	Jul-12/3.54	2,510,505	316,198

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 3.49%
versus the three month USD-LIBOR-
BBA maturing July 2022.	Jul-12/3.49	2,683,454	6,118

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (3.9%)* cont.	strike price	amount	Value

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 3.49%
versus the three month USD-LIBOR-
BBA maturing July 2022.	Jul-12/3.49	$2,683,454	$326,389

Total purchased options outstanding (cost $4,206,955)			$5,353,132

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (37.0%)*	Principal amount		Value

U.S. Government Guaranteed Mortgage Obligations (5.4%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from April 15, 2028
to July 20, 2036		$223,587	$254,422
6s, with due dates from April 15, 2028
to November 20, 2038		784,921	882,294
5 1/2s, April 20, 2038		1,274,101	1,420,921
5s, with due dates from July 20, 2033
to July 20, 2039		2,557,215	2,828,846
4s, January 20, 2041		943,722	1,011,146
3 1/2s, TBA, January 1, 2042		1,000,000	1,040,859

			7,438,488
U.S. Government Agency Mortgage Obligations (31.6%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030
to July 1, 2031		71,476	83,553
7s, with due dates from November 1, 2026
to May 1, 2032		835,668	952,329
5 1/2s, December 1, 2033		147,146	159,900
4s, TBA, January 1, 2042	12,000,000		12,583,126
3 1/2s, January 1, 2041		896,857	921,766

Federal National Mortgage Association
Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030
to November 1, 2030		51,506	60,324
7s, with due dates from December 1, 2028
to December 1, 2035		1,306,438	1,486,340
6 1/2s, September 1, 2036		90,315	100,747
5s, February 1, 2039		244,753	264,209
4 1/2s, April 1, 2041		189,261	201,238
3 1/2s, TBA, January 1, 2042	23,000,000		23,657,657
3 1/2s, TBA, December 1, 2041		3,000,000	3,088,125

			43,559,314
Total U.S. government and agency mortgage
obligations (cost $49,921,953)			$50,997,802

U.S. TREASURY OBLIGATIONS (39.0%)*	Principal amount		Value

U.S. Treasury Bonds
7 1/8s, February 15, 2023	$3,076,000		$4,656,986
6 7/8s, August 15, 2025 ##		3,866,000	5,961,795
6 1/4s, May 15, 2030 ##		6,505,000	10,061,741
6 1/4s, August 15, 2023 ##		4,440,000	6,361,684
6s, February 15, 2026 ##		4,000,000	5,772,260
5 1/2s, August 15, 2028 ##		3,075,000	4,343,115
5 1/4s, November 15, 2028 ##		3,805,000	5,247,054
4 1/2s, August 15, 2039 ##		2,518,000	3,332,691
4 1/2s, February 15, 2036 ##		3,077,000	4,026,678
4 3/8s, February 15, 2038 ##		3,086,000	3,991,393

U.S. Treasury Notes 2 5/8s, November 15, 2020		32,000	34,456

Total U.S. treasury obligations (cost $42,974,475)			$53,789,853

Putnam VT American Government Income Fund 11

REPURCHASE AGREEMENTS (24.7%)*	Principal amount	Value

Interest in $350,000,000 joint tri-party
repurchase agreement dated 12/30/11
with Royal Bank of Canada due 1/3/12 —
maturity value of $6,800,015 for an effective
yield of 0.02% (collateralized by various
mortgage backed securities with coupon rates
ranging from 1.418% to 5.698% and due dates
ranging from 1/1/16 to 9/1/44, valued
at $357,000,793)	$6,800,000	$6,800,000

Interest in $332,310,000 joint tri-party
repurchase agreement dated 12/30/11 with Merrill
Lynch & Co., Inc. due 1/3/12 — maturity value
of $6,800,030 for an effective yield of 0.04%
(collateralized by various mortgage backed
securities with coupon rates ranging from 2.891%
to 5.655% and due dates ranging from 1/1/37
to 9/1/41, valued at $338,956,200)	6,800,000	6,800,000

Interest in $310,000,000 joint tri-party
repurchase agreement dated 12/30/11
with Citigroup Global Markets, Inc. due
1/3/12 — maturity value of $6,800,053
for an effective yield of 0.07% (collateralized
by various mortgage backed securities with
coupon rates ranging from 3.5% to 5.5% and
due dates ranging from 11/1/24 to 1/1/42,
valued at $316,200,000)	6,800,000	6,800,000

Interest in $35,000,000 joint tri-party repurchase
agreement dated 12/30/11 with Deutsche Bank
Securities, Inc. due 1/3/12 — maturity value
of $6,800,060 for an effective yield of 0.08%
(collateralized by a U.S. Treasury note with a
coupon rate of 2.0% and a due date of 11/15/21,
valued at $35,700,100)	6,800,000	6,800,000

Interest in $235,000,000 joint tri-party
repurchase agreement dated 12/30/11 with
Goldman Sachs & Co. due 1/3/12 — maturity
value of $6,800,076 for an effective yield
of 0.10% (collateralized by various mortgage
backed securities with coupon rates ranging
from 4.0% to 5.5% and due dates ranging from
8/1/25 to 2/1/41, valued at $239,700,000)	6,800,000	6,800,000

Total repurchase agreements (cost $34,000,000)		$34,000,000

SHORT-TERM INVESTMENTS (28.9%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.05% [e]	20,368,789	$20,368,789

Federal Farm Credit Bank discount notes with
effective yields ranging from 0.080% to 0.090%,
August 24, 2012	$4,500,000	4,498,245

Federal Home Loan Bank discount notes
with an effective yield of 0.060%, May 11, 2012	2,500,000	2,499,820

Federal Home Loan Bank discount notes
with an effective yield of 0.030%, April 9, 2012	2,000,000	1,999,892

Federal Home Loan Bank discount notes
with an effective yield of 0.069%, March 26, 2012	1,000,000	999,954

Federal Home Loan Bank discount notes with
an effective yield of 0.071%, March 23, 2012	1,368,000	1,367,940

Straight-A Funding, LLC asset-backed
commercial paper with an effective yield
of 0.210%, February 12, 2012	3,000,000	2,999,193

Straight-A Funding, LLC asset-backed
commercial paper with an effective yield
of 0.188%, February 10, 2012	1,000,000	999,789

SHORT-TERM INVESTMENTS (28.9%)* cont.	Principal amount/shares	Value

U.S. Treasury Bills with an effective yield
of 0.106%, December 13, 2012 #	$591,000	$590,392

U.S. Treasury Bills with an effective yield
of 0.088%, November 15, 2012	571,000	570,560

U.S. Treasury Bills with an effective yield
of 0.027%, May 10, 2012	329,000	328,965

U.S. Treasury Bills with effective yields ranging
from 0.088% to 0.124%, May 3, 2012	1,214,000	1,213,898

U.S. Treasury Bills with an effective yield
of 0.011%, February 23, 2012	1,346,000	1,345,978

Total short-term investments (cost $39,781,690)		$39,783,415

Total investments (cost $193,235,444)		$208,210,379

Key to holding’s abbreviations

FRB	Floating Rate Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2011 through December 31, 2011 (the reporting period).

* Percentages indicated are based on net assets of $137,830,409.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $91,924,086 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB are the current interest rates at the close of the reporting period.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rates shown are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS
OUTSTANDING	Number of		Expiration	Unrealized
at 12/31/11	contracts	Value	date	depreciation

U.S. Treasury Bond
30 yr (Short)	60	$8,688,750	Mar-12	$(132,341)

U.S. Treasury Note
10 yr (Short)	131	17,177,375	Mar-12	(171,202)

Total				$(303,543)

12 Putnam VT American Government Income Fund

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$10,505,822)	amount	strike price	Value

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 2.119% versus
the three month USD-LIBOR-BBA
maturing March 2022.	$368,000	Mar-12/2.119	$6,473

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 2.183% versus
the three month USD-LIBOR-BBA
maturing June 2022.	251,000	Jun-12/2.183	6,448

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.28% versus
the three month USD-LIBOR-BBA
maturing August 2026.	6,002,302	Aug-16/4.28	847,369

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.28% versus
the three month USD-LIBOR-BBA
maturing August 2026.	6,002,302	Aug-16/4.28	235,938

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.35% versus
the three month USD-LIBOR-BBA
maturing August 2026.	624,981	Aug-16/4.35	91,006

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 5.35% versus
the three month USD-LIBOR-BBA
maturing August 2026.	624,981	Aug-16/5.35	14,818

Option on an interest rate swap with
Barclays Bank for the obligation to pay
a fixed rate of 2.111% versus the three
month USD-LIBOR-BBA maturing
April 2022.	379,000	Apr-12/2.111	7,330

Option on an interest rate swap with
Barclays Bank for the obligation to pay
a fixed rate of 2.119% versus the three
month USD-LIBOR-BBA maturing
March 2022.	368,000	Mar-12/2.119	6,473

Option on an interest rate swap with
Barclays Bank for the obligation to pay
a fixed rate of 2.183% versus the three
month USD-LIBOR-BBA maturing
June 2022.	251,000	Jun-12/2.183	6,448

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 2.4275% versus
the three month USD-LIBOR-BBA
maturing April 2022.	1,972,000	Apr-12/2.4275	74,187

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.17% versus
the three month USD-LIBOR-BBA
maturing August 2021.	4,234,248	Aug-16/4.17	336,381

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.17% versus
the three month USD-LIBOR-BBA
maturing August 2021.	4,234,248	Aug-16/4.17	91,604

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$10,505,822) cont.	amount	strike price	Value

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.20% versus
the three month USD-LIBOR-BBA
maturing August 2024.	$1,055,600	Aug-14/4.20	$159,478

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.20% versus
the three month USD-LIBOR-BBA
maturing August 2024.	1,055,600	Aug-14/4.20	21,851

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.34% versus
the three month USD-LIBOR-BBA
maturing July 2024.	351,867	Jul-14/4.34	6,615

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.34% versus
the three month USD-LIBOR-BBA
maturing July 2024.	351,867	Jul-14/4.34	56,811

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.89% versus
the three month USD-LIBOR-BBA
maturing June 2021.	1,654,601	Jun-16/4.89	25,061

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.39% versus
the three month USD-LIBOR-BBA
maturing June 2021.	1,654,601	Jun-16/4.39	146,144

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.68% versus
the three month USD-LIBOR-BBA
maturing August 2026.	1,708,339	Aug-16/4.68	283,677

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.745% versus
the three month USD-LIBOR-BBA
maturing May 2021.	2,487,796	May-16/4.745	39,295

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.745% versus
the three month USD-LIBOR-BBA
maturing May 2021.	2,487,796	May-16/4.745	253,380

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing July 2026.	569,446	Jul-16/4.80	99,185

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 5.36% versus
the three month USD-LIBOR-BBA
maturing February 2025.	1,515,500	Feb-15/5.36	350,261

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 5.36% versus
the three month USD-LIBOR-BBA
maturing February 2025.	1,515,500	Feb-15/5.36	20,762

Putnam VT American Government Income Fund 13

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$10,505,822) cont.	amount	strike price	Value

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.19% versus
the three month USD-LIBOR-BBA
maturing July 2024.	$879,667	Jul-14/4.19	$132,452

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.19% versus
the three month USD-LIBOR-BBA
maturing July 2024.	879,667	Jul-14/4.19	18,209

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.35% versus
the three month USD-LIBOR-BBA
maturing July 2024.	879,667	Jul-14/4.35	142,680

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.35% versus
the three month USD-LIBOR-BBA
maturing July 2024.	879,667	Jul-14/4.35	16,362

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.3725% versus
the three month USD-LIBOR-BBA
maturing July 2024.	879,669	Jul-14/4.3725	144,419

Option on an interest rate swap with
Barclays Bank PLC for the obligation to
receive a fixed rate of 4.3725% versus
the three month USD-LIBOR-BBA
maturing July 2024.	879,669	Jul-14/4.3725	16,098

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing August 2026.	1,423,615	Jul-16/4.80	43,363

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing August 2026.	1,423,615	Jul-16/4.80	247,988

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.67% versus
the three month USD-LIBOR-BBA
maturing August 2026.	1,423,615	Jul-16/4.67	235,544

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.67% versus
the three month USD-LIBOR-BBA
maturing August 2026.	1,423,615	Jul-16/4.67	46,171

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 4.815% versus
the three month USD-LIBOR-BBA
maturing July 2026.	1,423,615	Jul-16/4.815	249,429

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.815% versus
the three month USD-LIBOR-BBA
maturing July 2026.	1,423,615	Jul-16/4.815	42,889

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$10,505,822) cont.	amount	strike price	Value

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.68% versus
the three month USD-LIBOR-BBA
maturing August 2026.	$1,708,339	Aug-16/4.68	$55,161

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to receive a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing July 2026.	569,446	Jul-16/4.80	17,311

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.1714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	256,000	Jul-12/2.1714	6,692

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.111% versus the three
month USD-LIBOR-BBA maturing
April 2022.	379,000	Apr-12/2.111	7,330

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.5625% versus the three
month USD-LIBOR-BBA maturing
October 2021.	1,236,000	Oct-16/2.5625	38,724

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.11% versus the three
month USD-LIBOR-BBA maturing
June 2021.	1,329,309	May-16/4.11	104,202

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.11% versus
the three month USD-LIBOR-BBA
maturing June 2021.	1,329,309	May-16/5.11	18,322

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.86% versus the three
month USD-LIBOR-BBA maturing
July 2026.	1,512,559	Jun-16/4.86	270,374

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.86% versus
the three month USD-LIBOR-BBA
maturing July 2026.	1,512,559	Jun-16/5.86	27,775

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.12% versus the three
month USD-LIBOR-BBA maturing
June 2021.	1,681,461	Jun-16/4.12	132,383

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.12% versus
the three month USD-LIBOR-BBA
maturing June 2021.	1,681,461	Jun-16/5.12	23,182

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.4475% versus the three
month USD-LIBOR-BBA maturing
January 2022.	1,687,000	Jan-12/2.4475	62,605

14 Putnam VT American Government Income Fund

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$10,505,822) cont.	amount	strike price	Value

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.4275% versus the three
month USD-LIBOR-BBA maturing
April 2022.	$1,972,000	Apr-12/2.4275	$74,187

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.6075% versus the three
month USD-LIBOR-BBA maturing
July 2022.	2,049,000	Jul-12/2.6075	105,810

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 2.1714% versus the three month
USD-LIBOR-BBA maturing July 2022.	256,000	Jul-12/2.1714	6,692

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 2.324% versus the three month
USD-LIBOR-BBA maturing May 2022.	1,066,000	May-12/2.324	34,005

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 2.346% versus the three month
USD-LIBOR-BBA maturing June 2022.	1,066,000	Jun-12/2.346	36,468

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 2.372% versus the three month
USD-LIBOR-BBA maturing July 2022.	1,066,000	Jul-12/2.372	38,930

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.394% versus the three
month USD-LIBOR-BBA maturing
August 2022.	1,066,000	Aug-12/2.394	41,180

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.419% versus the three
month USD-LIBOR-BBA maturing
September 2022.	1,066,000	Sep-12/2.419	43,333

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.443% versus the three
month USD-LIBOR-BBA maturing
October 2022.	1,066,000	Oct-12/2.443	45,497

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate of
4.7575% versus the three month
USD-LIBOR-BBA maturing May 2021.	1,629,094	May-16/4.7575	166,723

Option on an interest rate swap with
Credit Suisse International for the
obligation to receive a fixed rate of
4.7575% versus the three month
USD-LIBOR-BBA maturing May 2021.	1,629,094	May-16/4.7575	25,591

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate of
2.4275% versus the three month
USD-LIBOR-BBA maturing April 2022.	1,972,000	Apr-12/2.4275	74,187

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$10,505,822) cont.	amount	strike price	Value

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate of
2.6075% versus the three month
USD-LIBOR-BBA maturing July 2022.	$2,049,000	Jul-12/2.6075	$105,810

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 2.4475% versus the three
month USD-LIBOR-BBA maturing
August 2022.	2,568,000	Aug-12/2.4475	107,805

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 4.77% versus the three month
USD-LIBOR-BBA maturing May 2021.	6,219,489	May-16/4.77	639,329

Option on an interest rate swap with
Credit Suisse International for the
obligation to receive a fixed rate
of 4.77% versus the three month
USD-LIBOR-BBA maturing May 2021.	6,219,489	May-16/4.77	97,204

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.183% versus
the three month USD-LIBOR-BBA
maturing June 2022.	251,000	Jun-12/2.183	6,448

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.1714% versus
the three month USD-LIBOR-BBA
maturing July 2022.	256,000	Jul-12/2.1714	6,692

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.119% versus
the three month USD-LIBOR-BBA
maturing March 2022.	368,000	Mar-12/2.119	6,473

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.111% versus
the three month USD-LIBOR-BBA
maturing April 2022.	379,000	Apr-12/2.111	7,330

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.7975% versus
the three month USD-LIBOR-BBA
maturing October 2021.	494,000	Oct-16/2.7975	18,155

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA
maturing June 2021.	1,302,319	May-16/4.60	127,627

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to receive a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA
maturing June 2021.	1,302,319	May-16/4.60	22,202

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.4275% versus
the three month USD-LIBOR-BBA
maturing April 2022.	1,972,000	Apr-12/2.4275	74,187

Putnam VT American Government Income Fund 15

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$10,505,822) cont.	amount	strike price	Value

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.498% versus
the three month USD-LIBOR-BBA
maturing April 2022.	$1,972,000	Apr-12/2.498	$84,047

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA
maturing May 2021.	2,905,323	May-16/4.765	305,059

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to receive a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA
maturing May 2021.	2,905,323	May-16/4.765	45,794

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.183% versus the three month
USD-LIBOR-BBA maturing June 2022.	251,000	Jun-12/2.183	6,448

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.1714% versus the three month
USD-LIBOR-BBA maturing July 2022.	256,000	Jul-12/2.1714	6,692

Option on an interest rate swap with
Goldman Sachs International for
the obligation to pay a fixed rate of
2.6825% versus the three month
USD-LIBOR-BBA maturing July 2022.	291,000	Jul-12/2.6825	16,593

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.119% versus the three
month USD-LIBOR-BBA maturing
March 2022.	368,000	Mar-12/2.119	6,473

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.111% versus the three month
USD-LIBOR-BBA maturing April 2022.	379,000	Apr-12/2.111	7,330

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.52% versus the three
month USD-LIBOR-BBA maturing
January 2022.	382,000	Jan-12/2.52	16,583

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.60% versus the three month
USD-LIBOR-BBA maturing April 2022.	400,000	Apr-12/2.60	20,140

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 4.36% versus the three month
USD-LIBOR-BBA maturing June 2021.	1,308,833	May-16/4.36	115,845

Option on an interest rate swap with
Goldman Sachs International for
the obligation to receive a fixed rate
of 4.86% versus the three month
USD-LIBOR-BBA maturing June 2021.	1,308,833	May-16/4.86	19,989

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$10,505,822) cont.	amount	strike price	Value

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 2.46325% versus the three
month USD-LIBOR-BBA maturing
January 2022.	$1,687,000	Jan-12/2.46325	$64,950

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.4275% versus the three month
USD-LIBOR-BBA maturing April 2022.	1,972,000	Apr-12/2.4275	74,187

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.498% versus the three month
USD-LIBOR-BBA maturing April 2022.	1,972,000	Apr-12/2.498	84,047

Option on an interest rate swap with
Goldman Sachs International for
the obligation to pay a fixed rate of
2.61875% versus the three month
USD-LIBOR-BBA maturing July 2022.	2,049,000	Jul-12/2.61875	107,347

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.04% versus the three
month USD-LIBOR-BBA maturing
September 2025.	10,800	Sep-15/4.04	1,434

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.04% versus the three
month USD-LIBOR-BBA maturing
September 2025.	10,800	Sep-15/4.04	382

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 2.183% versus the three month
USD-LIBOR-BBA maturing June 2022.	251,000	Jun-12/2.183	6,448

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 2.1714% versus the three month
USD-LIBOR-BBA maturing July 2022.	256,000	Jul-12/2.1714	6,692

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 2.119% versus the three
month USD-LIBOR-BBA maturing
March 2022.	368,000	Mar-12/2.119	6,473

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 2.111% versus the three month
USD-LIBOR-BBA maturing April 2022.	379,000	Apr-12/2.111	7,330

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.36% versus the three month
USD-LIBOR-BBA maturing July 2024.	825,142	Jul-14/4.36	137,706

16 Putnam VT American Government Income Fund

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$10,505,822) cont.	amount	strike price	Value

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.36% versus the three month
USD-LIBOR-BBA maturing July 2024.	$825,142	Jul-14/4.36	$14,808

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.29% versus the three month
USD-LIBOR-BBA maturing July 2024.	881,986	Jul-14/4.29	142,620

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.29% versus the three month
USD-LIBOR-BBA maturing July 2024.	881,986	Jul-14/4.29	16,579

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.815% versus the three month
USD-LIBOR-BBA maturing June 2026.	1,082,632	Jun-16/4.815	195,897

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.815% versus the three month
USD-LIBOR-BBA maturing June 2026.	1,082,632	Jun-16/4.815	31,558

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.79% versus the three month
USD-LIBOR-BBA maturing July 2026.	1,335,375	Jul-16/4.79	237,798

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.79% versus the three month
USD-LIBOR-BBA maturing July 2026.	1,335,375	Jul-16/4.79	40,665

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.74% versus the three month
USD-LIBOR-BBA maturing July 2026.	1,427,369	Jul-16/4.74	249,545

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.74% versus the three month
USD-LIBOR-BBA maturing July 2026.	1,427,369	Jul-16/4.74	44,425

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 4.575% versus the three month
USD-LIBOR-BBA maturing June 2021.	1,644,096	Jun-16/4.575	159,377

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.575% versus the three month
USD-LIBOR-BBA maturing June 2021.	1,644,096	Jun-16/4.575	28,446

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 2.453% versus the three
month USD-LIBOR-BBA maturing
January 2022.	1,687,000	Jan-12/2.453	63,448

WRITTEN OPTIONS OUTSTANDING
at 12/31/11 (premiums received	Contract	Expiration date/
$10,505,822) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.375% versus the three
month USD-LIBOR-BBA maturing
August 2045.	$1,796,300	Aug-15/4.375	$623,835

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.375% versus the three
month USD-LIBOR-BBA maturing
August 2045.	1,796,300	Aug-15/4.375	97,205

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
August 2045.	1,796,300	Aug-15/4.46	649,319

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
August 2045.	1,796,300	Aug-15/4.46	91,568

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 2.4275% versus the three month
USD-LIBOR-BBA maturing April 2022.	1,972,000	Apr-12/2.4275	74,187

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.27% versus the three
month USD-LIBOR-BBA maturing
February 2025.	3,504,360	Feb-15/5.27	808,319

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.27% versus the three
month USD-LIBOR-BBA maturing
February 2025.	3,504,360	Feb-15/5.27	48,174

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.32% versus the three
month USD-LIBOR-BBA maturing
January 2022.	28,847,000	Jan-12/5.32	8,723,333

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.32% versus the three
month USD-LIBOR-BBA maturing
January 2022.	28,847,000	Jan-12/5.32	29

Total			$20,687,649

TBA SALE COMMITMENTS OUTSTANDING
at 12/31/11 (proceeds received	Principal	Settlement
$3,061,289)	amount	date	Value

FNMA, 3 1/2s, December 1, 2041	$3,000,000	12/12/11	$3,088,125

Total			$3,088,125

Putnam VT American Government Income Fund 17

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11

	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$3,416,000	$(70,113)	12/19/21	3 month USD-LIBOR-BBA	2.355%	$33,949

4,214,000	271,171	8/16/21	4.765%	3 month	(844,150)
				USD-LIBOR-BBA

5,018,000	323,159	8/17/21	4.55%	3 month	(904,164)
				USD-LIBOR-BBA

4,542,000	293,186	8/19/21	4.475%	3 month	(785,322)
				USD-LIBOR-BBA

4,959,500	15,911	7/8/26	3.76%	3 month	(939,230)
				USD-LIBOR-BBA

3,940,000	—	10/14/26	3 month USD-LIBOR-BBA	2.74%	200,668

1,000 E	—	2/13/22	3 month USD-LIBOR-BBA	2.24%	16

2,263,000	—	12/15/21	3 month USD-LIBOR-BBA	2.192%	35,611

26,295,000	—	12/15/13	0.677%	3 month	22,274
				USD-LIBOR-BBA

49,000	—	12/20/21	3 month USD-LIBOR-BBA	2.056%	137

560,000	—	1/3/22	2.0875%	3 month	(2,638)
				USD-LIBOR-BBA

Barclays Bank PLC
1,626,453	14,719	9/8/16	2.065%	3 month	(62,266)
				USD-LIBOR-BBA

1,038,000	—	12/22/21	2.056%	3 month	(2,757)
				USD-LIBOR-BBA

4,164,000	—	12/29/13	3 month USD-LIBOR-BBA	0.77875%	4,269

987,000	—	12/29/21	3 month USD-LIBOR-BBA	2.193%	14,750

560,000	—	1/3/22	2.087%	3 month	(2,610)
				USD-LIBOR-BBA

700,000	—	1/3/22	2.055%	3 month	(1,197)
				USD-LIBOR-BBA

3,416,000	(24,937)	12/19/16	3 month USD-LIBOR-BBA	1.3525%	(2,395)

4,075,528	54,001	12/16/16	2.28%	3 month	(157,777)
				USD-LIBOR-BBA

1,652,335	(79,643)	12/16/41	3 month USD-LIBOR-BBA	4.12%	455,251

31,409,000	(57,655)	6/17/16	3 month USD-LIBOR-BBA	1.93%	1,066,832

4,764,000	—	9/30/16	3 month USD-LIBOR-BBA	1.25625%	32,363

3,213,000	(5,623)	1/3/14	0.6075%	3 month	2,056
				USD-LIBOR-BBA

320,000 E	—	4/11/22	2.265%	3 month	(4,646)
				USD-LIBOR-BBA

31,827,000	—	10/7/15	1.041%	3 month	(130,255)
				USD-LIBOR-BBA

7,565,850	—	10/7/18	1.73%	3 month	(86,328)
				USD-LIBOR-BBA

13,444,742	65,879	10/11/16	1.97%	3 month	(475,096)
				USD-LIBOR-BBA

454,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	13,325

3,871,000	—	7/13/20	3 month USD-LIBOR-BBA	2.93%	380,093

6,096,500	(8,051)	3/30/31	4.17%	3 month	(1,671,046)
				USD-LIBOR-BBA

7,162,400	2,873	7/22/15	3 month USD-LIBOR-BBA	1.38%	154,562

4,000	(55)	12/13/21	3 month USD-LIBOR-BBA	2.19%	8

2,319,000	—	11/14/16	3 month USD-LIBOR-BBA	1.309%	14,576

677,000	—	12/7/41	2.717%	3 month	(17,393)
				USD-LIBOR-BBA

4,661,000	—	12/8/13	3 month USD-LIBOR-BBA	0.694%	(2,075)

29,350,000	—	12/8/41	3 month USD-LIBOR-BBA	2.76%	1,020,641

18 Putnam VT American Government Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
$222,173,000	$—	12/9/13	3 month USD-LIBOR-BBA	0.6685%	$(212,502)

2,963,000	—	12/12/13	0.63375%	3 month	4,935
				USD-LIBOR-BBA

1,191,000	—	12/12/21	2.17%	3 month	(16,549)
				USD-LIBOR-BBA

227,000	—	12/12/41	3 month USD-LIBOR-BBA	2.752%	7,453

2,000	—	12/12/21	2.12%	3 month	(19)
				USD-LIBOR-BBA

5,149,000	—	12/13/13	0.64375%	3 month	7,590
				USD-LIBOR-BBA

328,000	—	12/13/21	2.128%	3 month	(3,270)
				USD-LIBOR-BBA

3,124,000	—	12/14/13	3 month USD-LIBOR-BBA	0.65%	(4,295)

22,000	—	12/14/21	3 month USD-LIBOR-BBA	2.165%	293

601,000	—	12/14/41	2.763%	3 month	(21,061)
				USD-LIBOR-BBA

38,607,000	—	12/16/21	3 month USD-LIBOR-BBA	2.1005%	277,913

2,637,000	—	12/16/21	3 month USD-LIBOR-BBA	2.085%	15,195

1,785,000	—	12/16/13	3 month USD-LIBOR-BBA	0.73%	317

49,000	—	12/20/21	3 month USD-LIBOR-BBA	2.056%	137

24,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(4)

1,906,000	—	12/21/13	3 month USD-LIBOR-BBA	0.735%	383

1,430,000	—	12/21/21	3 month USD-LIBOR-BBA	2.01375%	(1,693)

1,924,000	—	12/22/13	0.7375%	3 month	(474)
				USD-LIBOR-BBA

Citibank, N.A.
19,771,100	(194,785)	9/26/20	3 month USD-LIBOR-BBA	1.96%	15,747

16,420,000	—	9/30/18	3 month USD-LIBOR-BBA	1.73625%	218,331

13,081,250	—	10/3/20	2.04%	3 month	(209,253)
				USD-LIBOR-BBA

804,000	—	10/3/41	2.804%	3 month	(39,070)
				USD-LIBOR-BBA

182,000 E	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	1,389

78,000	—	8/4/16	1.54375%	3 month	(1,837)
				USD-LIBOR-BBA

6,062,000	381,451	7/26/21	4.52%	3 month	(1,095,427)
				USD-LIBOR-BBA

454,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	13,325

1,177,000	—	8/8/41	3.5825%	3 month	(259,533)
				USD-LIBOR-BBA

854,000	—	8/8/41	3.517%	3 month	(176,295)
				USD-LIBOR-BBA

10,036,000	646,820	8/17/21	4.49%	3 month	(1,751,892)
				USD-LIBOR-BBA

2,439,000	—	12/15/13	3 month USD-LIBOR-BBA	0.681%	(1,867)

7,998,000	—	12/19/21	3 month USD-LIBOR-BBA	2.0805%	40,882

38,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(7)

560,000	—	1/3/22	2.0875%	3 month	(2,638)
				USD-LIBOR-BBA

Credit Suisse International
23,616,600	(11,498)	5/27/16	3 month USD-LIBOR-BBA	2.02%	951,077

15,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(3)

3,568,000	—	12/23/13	0.73125%	3 month	(391)
				USD-LIBOR-BBA

Putnam VT American Government Income Fund 19

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
$2,715,000	$—	12/23/21	2.07875%	3 month	$(12,731)
				USD-LIBOR-BBA

48,000	—	12/23/41	2.66125%	3 month	(613)
				USD-LIBOR-BBA

954,000	—	12/28/21	3 month USD-LIBOR-BBA	2.129%	8,551

560,000	—	1/3/22	2.087%	3 month	(2,610)
				USD-LIBOR-BBA

5,694,200	13,053	3/14/41	4.36%	3 month	(2,155,282)
				USD-LIBOR-BBA

454,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	13,325

1,483,000	—	11/8/16	1.239%	3 month	(4,698)
				USD-LIBOR-BBA

1,945,847	90,093	11/10/41	3.51625%	3 month	(295,399)
				USD-LIBOR-BBA

3,398,200	164,643	11/16/41	3.425%	3 month	(440,892)
				USD-LIBOR-BBA

1,967,000	—	8/18/41	3.3688%	3 month	(341,924)
				USD-LIBOR-BBA

157,000	—	8/24/41	3.0775%	3 month	(17,400)
				USD-LIBOR-BBA

221,000 E	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	5,034

1,717,600	—	8/31/41	3 month USD-LIBOR-BBA	3.264%	259,933

152,000	—	9/14/41	2.944%	3 month	(12,280)
				USD-LIBOR-BBA

1,124,000	—	12/5/41	3 month USD-LIBOR-BBA	2.81%	51,293

1,138,000	—	12/5/41	3 month USD-LIBOR-BBA	2.795%	48,300

681,000	—	12/8/41	3 month USD-LIBOR-BBA	2.7875%	27,671

14,642,000	—	12/13/13	0.6425%	3 month	22,031
				USD-LIBOR-BBA

2,326,000	—	12/15/13	0.675%	3 month	2,065
				USD-LIBOR-BBA

6,620,000	—	12/16/21	3 month USD-LIBOR-BBA	2.0895%	40,871

Deutsche Bank AG
2,107,000	—	9/19/14	3 month USD-LIBOR-BBA	0.6625%	(3,508)

3,765,000	—	9/27/18	3 month USD-LIBOR-BBA	1.515%	(5,338)

45,122,200	(31,974)	3/16/14	2.25%	3 month	(1,813,107)
				USD-LIBOR-BBA

1,207,456	(60,071)	12/23/41	3 month USD-LIBOR-BBA	4.0625%	315,315

70,234,395	—	10/7/16	1.3045%	3 month	(556,076)
				USD-LIBOR-BBA

92,000 E	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	641

22,619,760	—	10/7/14	3 month USD-LIBOR-BBA	0.787%	17,189

46,822,930	—	10/7/16	1.30125%	3 month	(363,339)
				USD-LIBOR-BBA

9,247,150	—	10/7/18	1.7265%	3 month	(103,310)
				USD-LIBOR-BBA

454,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	13,325

368,000 E	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	13,156

4,878,600	(7,482)	7/18/21	3.04%	3 month	(526,961)
				USD-LIBOR-BBA

1,000 E	—	1/11/22	3 month USD-LIBOR-BBA	2.215%	16

21,332,600	—	8/15/41	3.300791%	3 month	(3,401,755)
				USD-LIBOR-BBA

16,601,700	—	8/30/13	3 month USD-LIBOR-BBA	0.5075%	(34,752)

4,023,400	—	8/30/21	2.4075%	3 month	(178,237)
				USD-LIBOR-BBA

20 Putnam VT American Government Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
$611,000	$—	12/2/21	3 month USD-LIBOR-BBA	2.2315%	$12,401

2,000,000	—	8/31/21	2.407%	3 month	(88,997)
				USD-LIBOR-BBA

13,148,394	224,180	7/21/21	3.55%	3 month	(1,797,312)
				USD-LIBOR-BBA

1,000	—	12/8/21	3 month USD-LIBOR-BBA	2.22%	19

318,000	—	12/13/21	2.111%	3 month	(2,671)
				USD-LIBOR-BBA

3,614,000	—	12/14/41	3 month USD-LIBOR-BBA	2.7575%	122,408

64,226,000	—	12/14/13	0.6655%	3 month	68,560
				USD-LIBOR-BBA

1,014,000	—	12/15/41	2.7825%	3 month	(39,677)
				USD-LIBOR-BBA

1,007,000	—	12/15/21	2.10%	3 month	(7,286)
				USD-LIBOR-BBA

2,655,000	—	6/1/16	3 month USD-LIBOR-BBA	1.937%	97,944

49,000	—	12/20/21	3 month USD-LIBOR-BBA	2.056%	137

10,573,000	—	12/21/13	0.735%	3 month	(2,124)
				USD-LIBOR-BBA

34,467,000	—	12/21/16	1.257%	3 month	(63,279)
				USD-LIBOR-BBA

3,521,000	—	12/21/16	3 month USD-LIBOR-BBA	1.246%	4,552

38,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(7)

5,013,000	—	1/3/14	3 month USD-LIBOR-BBA	0.773%	4,462

Goldman Sachs International
49,000	—	12/20/21	3 month USD-LIBOR-BBA	2.056%	137

38,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(7)

4,820,000	(11,719)	11/17/14	0.715%	3 month	(642)
				USD-LIBOR-BBA

4,820,000	(14,701)	12/19/14	0.745%	3 month	(3,983)
				USD-LIBOR-BBA

3,390,000	—	6/8/18	2.52375%	3 month	(210,736)
				USD-LIBOR-BBA

6,434,000	(11,260)	12/21/13	0.53%	3 month	13,679
				USD-LIBOR-BBA

6,434,000	(11,260)	12/23/13	0.476%	3 month	20,634
				USD-LIBOR-BBA

3,217,000	(5,590)	1/4/14	0.61%	3 month	2,010
				USD-LIBOR-BBA

7,289,000	—	10/7/14	3 month USD-LIBOR-BBA	0.7775%	3,482

454,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	13,325

5,901,000	—	7/1/16	3 month USD-LIBOR-BBA	1.9625%	269,276

31,994,200	(13,601)	7/20/16	3 month USD-LIBOR-BBA	1.79%	1,147,007

368,000 E	—	4/13/22	3 month USD-LIBOR-BBA	2.498%	13,156

13,830,298	479,911	8/24/41	4.29%	3 month	(4,651,323)
				USD-LIBOR-BBA

2,250,000	—	8/24/16	3 month USD-LIBOR-BBA	1.235%	16,755

2,064,000	—	11/22/16	3 month USD-LIBOR-BBA	1.3415%	15,338

1,837,000	—	11/30/21	3 month USD-LIBOR-BBA	2.2475%	40,268

28,324,000	—	12/5/13	3 month USD-LIBOR-BBA	0.661%	(29,684)

5,777,000	—	12/5/41	3 month USD-LIBOR-BBA	2.8137%	268,207

3,288,000	—	12/14/41	3 month USD-LIBOR-BBA	2.8111%	148,899

1,727,000	—	12/6/41	2.76625%	3 month	(62,586)
				USD-LIBOR-BBA

Putnam VT American Government Income Fund 21

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
$680,682	$—	12/6/41	2.7375%	3 month	$(20,509)
				USD-LIBOR-BBA

7,474,000	—	12/7/13	3 month USD-LIBOR-BBA	0.685%	(4,590)

685,000	—	12/9/41	2.7875%	3 month	(27,789)
				USD-LIBOR-BBA

27,545,100	69,819	5/20/16	3 month USD-LIBOR-BBA	2.00%	1,178,405

5,617,558	(73,169)	11/30/16	3 month USD-LIBOR-BBA	2.31%	231,495

1,245,000	—	12/9/41	3 month USD-LIBOR-BBA	2.773%	46,662

1,840,000	—	12/15/14	3 month USD-LIBOR-BBA	0.7925%	(1,299)

1,109,000	—	12/15/21	2.10%	3 month	(8,024)
				USD-LIBOR-BBA

855,000	—	12/16/14	3 month USD-LIBOR-BBA	0.822%	108

107,000	—	12/19/21	2.075%	3 month	(493)
				USD-LIBOR-BBA

JPMorgan Chase Bank, N.A.
49,000	—	12/20/21	3 month USD-LIBOR-BBA	2.056%	137

38,000	—	12/21/21	3 month USD-LIBOR-BBA	2.0245%	(7)

1,038,000	—	12/22/21	2.056%	3 month	(2,757)
				USD-LIBOR-BBA

560,000	—	1/3/22	2.0885%	3 month	(2,688)
				USD-LIBOR-BBA

3,289,700	—	3/9/26	3 month USD-LIBOR-BBA	4.07%	739,746

5,681,000	—	7/14/16	3 month USD-LIBOR-BBA	1.8325%	219,520

454,000 E	—	4/12/22	3 month USD-LIBOR-BBA	2.4275%	13,325

20,886,100	3,728	3/31/16	3 month USD-LIBOR-BBA	2.42%	1,298,354

21,090,800	(15,060)	8/19/16	3 month USD-LIBOR-BBA	1.19%	101,515

9,500,000	—	9/1/26	3 month USD-LIBOR-BBA	2.84%	645,933

6,464,000	405,939	7/26/21	4.525%	3 month	(1,171,926)
				USD-LIBOR-BBA

9,696,000	613,593	7/27/21	4.745%	3 month	(1,950,947)
				USD-LIBOR-BBA

1,328,000	—	11/14/16	3 month USD-LIBOR-BBA	1.2725%	5,940

19,651,000	—	11/22/16	3 month USD-LIBOR-BBA	1.348%	152,263

17,676,000	—	11/23/16	1.32%	3 month	(111,661)
				USD-LIBOR-BBA

31,408,000	—	12/1/21	3 month USD-LIBOR-BBA	2.182%	495,762

1,194,000	—	12/2/21	3 month USD-LIBOR-BBA	2.153%	15,562

757,000	—	12/5/21	3 month USD-LIBOR-BBA	2.288%	19,150

840,000	—	12/5/21	3 month USD-LIBOR-BBA	2.26625%	19,556

1,068,000	—	9/19/16	3 month USD-LIBOR-BBA	1.231%	6,446

2,415,000	—	12/6/41	3 month USD-LIBOR-BBA	2.812%	111,093

19,138,000	—	12/6/13	3 month USD-LIBOR-BBA	0.70%	(5,463)

1,119,000	—	12/7/41	3 month USD-LIBOR-BBA	2.7925%	46,742

1,361,000	—	12/8/41	3 month USD-LIBOR-BBA	2.77225%	50,905

25,797,000	—	12/12/13	0.659%	3 month	28,540
				USD-LIBOR-BBA

1,807,000	—	12/14/14	3 month USD-LIBOR-BBA	0.7725%	(2,326)

Total					$(16,875,551)

E See Note 1 to the financial statements regarding extended effective dates.

22 Putnam VT American Government Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/11

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC
$1,237,663	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$(8,480)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,218,223	—	1/12/40	4.50% (1 month	Synthetic MBX Index	5,930
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

3,758,262	—	1/12/38	(6.50%) 1 month	Synthetic TRS Index	25,381
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,800,969	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(19,190)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,813,481	—	1/12/40	5.00% (1 month	Synthetic MBX Index	8,165
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,386,192	—	1/12/41	5.00% (1 month	Synthetic MBX Index	7,323
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

7,663,526	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(52,505)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

6,054,519	—	1/12/41	5.00% (1 month	Synthetic MBX Index	31,987
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

822,178	—	1/12/41	5.00% (1 month	Synthetic MBX Index	4,344
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

701,843	—	1/12/40	5.00% (1 month	Synthetic TRS Index	(5,953)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

6,266,860	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(42,936)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

4,562,266	—	1/12/41	5.00% (1 month	Synthetic MBX Index	24,103
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,845,602	—	1/12/40	4.00% (1 month	Synthetic MBX Index	13,115
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

216,059	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(2,216)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,717,606	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(9,653)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,441,667	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(9,736)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,644,965	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(18,121)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

988,396	—	1/12/40	4.50% (1 month	Synthetic MBX Index	4,973
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

2,603,838	—	1/12/41	5.00% (1 month	Synthetic MBX Index	13,756
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

Putnam VT American Government Income Fund 23

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/11 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$230,118	$—	1/12/41	4.50% (1 month	Synthetic MBX Index	$1,120
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

42,216	—	1/12/41	4.50% (1 month	Synthetic MBX Index	205
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

46,568	—	1/12/40	5.00% (1 month	Synthetic MBX Index	210
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

150,347	—	1/12/40	5.00% (1 month	Synthetic MBX Index	677
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

109,102	—	1/12/40	5.00% (1 month	Synthetic MBX Index	491
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,664,602	—	1/12/38	(6.50%) 1 month	Synthetic TRS Index	17,995
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

378,554	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(2,503)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

3,433,556	23,069	1/12/41	4.50% (1 month	Synthetic TRS Index	2,922
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Citibank, N.A.
249,942	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,320
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

Deutsche Bank AG
1,310,983	—	1/12/39	(6.00%) 1 month	Synthetic TRS Index	10,834
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

Goldman Sachs International
2,419,548	27,598	1/12/41	4.50% (1 month	Synthetic TRS Index	11,905
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,563,421	—	1/12/40	5.00% (1 month	Synthetic TRS Index	(11,807)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

Total					$3,656

24 Putnam VT American Government Income Fund

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Mortgage-backed securities	$—	$24,286,177	$—

Purchased options outstanding	—	5,353,132	—

U.S. government and agency mortgage obligations	—	50,997,802	—

U.S. Treasury obligations	—	53,789,853	—

Repurchase agreements	—	34,000,000	—

Short-term investments	20,368,789	19,414,626	—

Totals by level	$20,368,789	$187,841,590	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(303,543)	$—	$—

Written options	—	(20,687,649)	—

TBA sale commitments	—	(3,088,125)	—

Interest rate swap contracts	—	(20,301,433)	—

Total return swap contracts	—	(47,011)	—

Totals by level	$(303,543)	$(44,124,218)	$—

The accompanying notes are an integral part of these financial statements.

Putnam VT American Government Income Fund 25

Statement of assets and liabilities
12/31/11

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $138,866,655)	$153,841,590

Affiliated issuers (identified cost $20,368,789) (Notes 1 and 6)	20,368,789

Repurchase agreements (identified cost $34,000,000) (Note 1)	34,000,000

Cash	10,016,371

Interest and other receivables	922,579

Receivable for shares of the fund sold	11,341

Receivable for investments sold	2,600,745

Receivable for sales of delayed delivery securities (Note 1)	3,053,833

Unrealized appreciation on swap contracts (Note 1)	13,741,635

Premium paid on swap contracts (Note 1)	708,247

Total assets	239,265,130

Liabilities

Payable for variation margin (Note 1)	55,594

Payable for investments purchased	2,574,919

Payable for purchases of delayed delivery securities (Note 1)	39,981,018

Payable for shares of the fund repurchased	47,013

Payable for compensation of Manager (Note 2)	47,624

Payable for investor servicing fees (Note 2)	11,516

Payable for custodian fees (Note 2)	17,681

Payable for Trustee compensation and expenses (Note 2)	58,721

Payable for administrative services (Note 2)	345

Payable for distribution fees (Note 2)	10,992

Written options outstanding, at value (premiums received $10,505,822) (Notes 1 and 3)	20,687,649

Premium received on swap contracts (Note 1)	4,184,796

Unrealized depreciation on swap contracts (Note 1)	30,613,530

TBA sale commitments, at value (proceeds receivable $3,061,289) (Note 1)	3,088,125

Other accrued expenses	55,198

Total liabilities	101,434,721

Net assets	$137,830,409

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 7)	$129,024,736

Undistributed net investment income (Note 1)	4,225,379

Accumulated net realized gain on investments (Note 1)	16,989,460

Net unrealized depreciation of investments	(12,409,166)

Total — Representing net assets applicable to capital shares outstanding	$137,830,409

Computation of net asset value Class IA

Net assets	$85,900,818

Number of shares outstanding	7,211,129

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.91

Computation of net asset value Class IB

Net assets	$51,929,591

Number of shares outstanding	4,374,985

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.87

The accompanying notes are an integral part of these financial statements.

26 Putnam VT American Government Income Fund

Statement of operations
Year ended 12/31/11

Investment income

Interest (including interest income of $16,555 from investments in affiliated issuers) (Note 6)	$5,005,027

Total investment income	5,005,027

Expenses

Compensation of Manager (Note 2)	562,556

Investor servicing fees (Note 2)	139,892

Custodian fees (Note 2)	40,225

Trustee compensation and expenses (Note 2)	10,243

Administrative services (Note 2)	4,096

Distribution fees — Class IB (Note 2)	130,194

Auditing	55,147

Other	38,572

Total expenses	980,925

Expense reduction (Note 2)	(453)

Net expenses	980,472

Net investment income	4,024,555

Net realized gain on investments (Notes 1 and 3)	1,841,032

Net realized gain on swap contracts (Note 1)	16,266,853

Net realized loss on futures contracts (Note 1)	(4,939,130)

Net realized gain on written options (Notes 1 and 3)	5,028,169

Net unrealized depreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the year	(12,859,246)

Net gain on investments	5,337,678

Net increase in net assets resulting from operations	$9,362,233

Statement of changes in net assets

	Year ended	Year ended
	12/31/11	12/31/10

Decrease in net assets

Operations:

Net investment income	$4,024,555	$7,589,910

Net realized gain on investments	18,196,924	11,847,537

Net unrealized depreciation of investments	(12,859,246)	(11,295,017)

Net increase in net assets resulting from operations	9,362,233	8,142,430

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(3,455,693)	(7,731,223)

Class IB	(1,924,735)	(4,419,268)

Net realized short-term gain on investments

Class IA	(1,721,017)	—

Class IB	(1,029,794)	—

From net realized long-term gain on investments

Class IA	(5,586,477)	—

Class IB	(3,342,746)	—

Increase in capital from settlement payments (Note 7)	411	—

Decrease from capital share transactions (Note 4)	(422,345)	(8,417,055)

Total decrease in net assets	(8,120,163)	(12,425,116)

Net assets:

Beginning of year	145,950,572	158,375,688

End of year (including undistributed net investment income of $4,225,379 and $4,585,316, respectively)	$137,830,409	$145,950,572

The accompanying notes are an integral part of these financial statements.

Putnam VT American Government Income Fund 27

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b,d]	Ratio of expenses to average net assets, excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

12/31/11	$12.68	.36	.45	.81	(.51)	(1.07)	(1.58)	—[f,g]	$11.91	7.09	$85,901.61		.61	2.97	361

12/31/10	13.07	.64	.02	.66	(1.05)	—	(1.05)	—	12.68	5.35	92,478	.60 [h]	.60 [h]	4.97	204

12/31/09	11.27	.60	1.73	2.33	(.53)	—	(.53)	—	13.07	21.35	98,591	.64[i,j]	.60 [i]	4.99 [i]	242

12/31/08	11.73	.54	(.46)	.08	(.54)	—	(.54)	—[f,k]	11.27	.54	89,863	.62[i]	.62[i]	4.68 [i]	128

12/31/07	11.38	.54	.40 [l]	.94	(.59)	—	(.59)	—	11.73	8.63[l]	76,057	.62[i]	.62[i]	4.76 [i]	153

Class IB

12/31/11	$12.64	.32	.45	.77	(.47)	(1.07)	(1.54)	—[f,g]	$11.87	6.79	$51,930.86		.86	2.72	361

12/31/10	13.02	.61	.03	.64	(1.02)	—	(1.02)	—	12.64	5.16	53,473	.85[h]	.85[h]	4.75	204

12/31/09	11.23	.57	1.72	2.29	(.50)	—	(.50)	—	13.02	21.00	59,784	.89[i,j]	.85[i]	4.74 [i]	242

12/31/08	11.69	.52	(.47)	.05	(.51)	—	(.51)	—[f,k]	11.23	.30	57,434	.87[i]	.87[i]	4.49 [i]	128

12/31/07	11.34	.51	.40 [l]	.91	(.56)	—	(.56)	—	11.69	8.36[l]	62,556	.87[i]	.87[i]	4.51[i]	153

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes TBA roll transactions.

f Amount represents less than $0.01 per share.

g Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011 (Note 7).

h Excludes the impact of a current period reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.02% of average net assets for the period ended December 31, 2010.

i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.20%

12/31/08	0.21

12/31/07	0.21

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.04% of average net assets for the period ended December 31, 2009.

k Reflects a non-recurring reimbursement from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

l Reflects a non-recurring reimbursement from Putnam Management relating to the misidentification, in 2006, of the characteristics of certain securities in the fund’s portfolio, which amounted to $0.01 per share.

The accompanying notes are an integral part of these financial statements.

28 Putnam VT American Government Income Fund

Notes to financial statements 12/31/11

Note 1 — Significant accounting policies

Putnam VT American Government Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks high current income with preservation of capital as its secondary objective. The fund invests mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from January 1, 2011 through December 31, 2011.

A) Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Investments in other open-end investment companies, which are classified as Level 1 securities, are based on their net asset value (NAV). The NAV of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Futures contracts The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates. The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average number of contracts of approximately 290 on futures contracts for the reporting period.

G) Options contracts The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates, to hedge

Putnam VT American Government Income Fund 29

against changes in values of securities it owns, owned or expects to own and to hedge prepayment risk. The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately $159,000,000 on purchased options contracts for the reporting period.

H) Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

I) Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $1,110,300,000 on interest rate swap contracts for the reporting period.

J) Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $35,682,961 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $37,340,182.

K) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

L) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

M) Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

30 Putnam VT American Government Income Fund

N) Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

O) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

P) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of losses on wash sale transactions, unrealized gains and losses on certain futures contracts, straddle loss deferrals, income on swap contracts and receivable purchase agreement. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $995,936 to increase undistributed net investment income and $409 to decrease paid-in-capital, with a decrease to accumulated net realized gains of $995,527.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$16,363,029
Unrealized depreciation	(1,654,052)

Net unrealized appreciation	14,708,977
Undistributed ordinary income	2,924,051
Undistributed long-term gain	1,146,151
Undistributed short-term gain	16,027,207

Cost for federal income tax purposes	$193,501,402

Q) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

R) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 39.7% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $453 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $106, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB

Putnam VT American Government Income Fund 31

shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $352,994,083 and $367,629,569, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities aggregated $2,588,684 and $11,493,023, respectively.

	Written swap option	Written swap option
	contract amounts	premiums received

Written options outstanding at the
beginning of the reporting period	$211,368,520	$11,865,892

Options opened	274,251,365	9,010,340

Options exercised	—	—

Options expired	(238,691,316)	(9,816,873)

Options closed	(25,599,019)	(553,537)

Written options outstanding at the
end of the reporting period	$221,329,550	$10,505,822

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Year ended 12/31/11		Year ended 12/31/10		Year ended 12/31/11		Year ended 12/31/10

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	812,046	$9,708,693	802,470	$10,236,611	1,033,512	$12,335,457	523,431	$6,637,046

Shares issued in connection with
reinvestment of distributions	956,728	10,763,187	632,152	7,731,223	560,755	6,297,275	361,938	4,419,268

	1,768,774	20,471,880	1,434,622	17,967,834	1,594,267	18,632,732	885,369	11,056,314

Shares repurchased	(1,848,770)	(22,223,245)	(1,688,735)	(21,536,110)	(1,450,434)	(17,303,712)	(1,245,728)	(15,905,093)

Net increase (decrease)	(79,996)	$(1,751,365)	(254,113)	$(3,568,276)	143,833	$1,329,020	(360,359)	$(4,848,779)

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Interest rate contracts			Payables, Net assets — Unrealized
	Investments, Receivables	$19,657,240	appreciation/(depreciation)	$55,643,744*

Total		$19,657,240		$55,643,744

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$1,354,029	$(4,939,130)	$16,266,853	$12,681,752

Total	$1,354,029	$(4,939,130)	$16,266,853	$12,681,752

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$(9,480,200)	$(144,244)	$(12,458,685)	$(22,083,129)

Total	$(9,480,200)	$(144,244)	$(12,458,685)	$(22,083,129)

Note 6 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $16,555 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $20,890,844 and $18,400,198, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

32 Putnam VT American Government Income Fund

Note 7 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. In July 2011, the fund recorded a receivable of $321 related to restitution amounts in connection with a distribution plan approved by the SEC. This amount, which was received by the fund in December 2011, is reported as part of Increase in capital from settlement payments on the Statement of changes in net assets. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $90 related to settlement of those lawsuits. This amount is reported as a part of Increase in capital from settlement payments on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 8 — New accounting pronouncement

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011-04 is effective for fiscal years and interim periods beginning after December 15, 2011. Putnam Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the fund’s financial statements.

Note 9 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Putnam VT American Government Income Fund 33

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $1,152,348 as a capital gain dividend with respect to the taxable year ended December 31, 2011, or, if subsequently determined to be different, the net capital gain of such year.

34 Putnam VT American Government Income Fund

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships
Independent Trustees			
	**Ravi Akhoury** Born 1947 Trustee since 2009	Advisor to New York Life Insurance Company. Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm with over $40 billion in assets under management.	Jacob Ballas Capital India, a non-banking finance company focused on private equity advisory services; RAGE Frameworks, Inc., a private software company
	**Barbara M. Baumann** Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Trustee of Mount Holyoke College and member of the Investment Committee for the college's endowment. Former Chair and current board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, The Children's Hospital of Denver.	SM Energy Company, a domestic exploration and production company; UniSource Energy Corporation, an Arizona utility; CVR Energy, a petroleum refiner and fertilizer manufacturer
	**Jameson A. Baxter** Born 1943 Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011	President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.	None
	**Charles B. Curtis** Born 1940 Trustee since 2001	Former President and Chief Operating Officer of the Nuclear Threat Initiative, a private foundation dealing with national security issues. Senior Advisor to the Center for Strategic and International Studies. Member of the Council on Foreign Relations.	Edison International; Southern California Edison
	**Robert J. Darretta** Born 1946 Trustee since 2007	Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson's Chief Financial Officer for a decade.	UnitedHealth Group, a diversified health-care company
	**John A. Hill** Born 1942 Trustee since 1985 and Chairman from 2000 to 2011	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm focused on the worldwide energy industry. Serves as a Trustee and Chairman of the Board of Trustees of Sarah Lawrence College. Also a member of the Advisory Board of the Millstein Center for Corporate Governance and Performance at the Yale School of Management.	Devon Energy Corporation, a leading independent natural gas and oil exploration and production company
	**Paul L. Joskow** Born 1947 Trustee since 1997	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance. Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT.	TransCanada Corporation, an energy company focused on natural gas transmission and power services; Exelon Corporation, an energy company focused on power services
	**Elizabeth T. Kennan** Born 1938 Trustee from 1992 to 2010 and since 2012	Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming). President Emeritus of Mount Holyoke College. Trustee of the National Trust for Historic Preservation and of Centre College. Chairman of the Board of Shaker Village of Pleasant Hill.	Former Chairman and now Lead Director of Northeast Utilities, which operates New England's largest energy delivery system
	**Kenneth R. Leibler** Born 1949 Trustee since 2006	Founder and former Chairman of Boston Options Exchange, an electronic marketplace for the trading of derivative securities. Vice Chairman of the Board of Trustees of Beth Israel Deaconess Hospital in Boston, Massachusetts. Until November 2010, director of Ruder Finn Group, a global communications and advertising firm.	Northeast Utilities, which operates New England's largest energy delivery system
	**Robert E. Patterson** Born 1945 Trustee since 1984	Senior Partner of Cabot Properties, LP and Co-Chairman of Cabot Properties, Inc., a private equity firm investing in commercial real estate. Past Chairman and Trustee of the Joslin Diabetes Center.	None

Putnam VT American Government Income Fund 35

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2011, there were 108 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and/or Putnam Retail Management. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	James P. Pappas (Born 1953)
Executive Vice President, Principal Executive Officer, Treasurer and	Vice President
Compliance Liaison	Since 2004
Since 2004	Director of Trustee Relations, Putnam Investments and
Putnam Management
Steven D. Krichmar (Born 1958)
Vice President and Principal Financial Officer	Judith Cohen (Born 1945)
Since 2002	Vice President, Clerk and Assistant Treasurer
Chief of Operations, Putnam Investments and Putnam Management	Since 1993

Janet C. Smith (Born 1965)	Michael Higgins (Born 1976)
Vice President, Assistant Treasurer and Principal Accounting Officer	Vice President, Senior Associate Treasurer and Assistant Clerk
Since 2007	Since 2010
Director of Fund Administration Services, Putnam Investments and	Manager of Finance, Dunkin’ Brands (2008–2010); Senior Financial
Putnam Management	Analyst, Old Mutual Asset Management (2007–2008); Senior Financial
Analyst, Putnam Investments (1999–2007)
Robert R. Leveille (Born 1969)
Vice President and Chief Compliance Officer	Nancy E. Florek (Born 1957)
Since 2007	Vice President, Assistant Clerk, Assistant Treasurer and Proxy Manager
Chief Compliance Officer, Putnam Investments, Putnam Management,	Since 2000
and Putnam Retail Management
Susan G. Malloy (Born 1957)
Mark C. Trenchard (Born 1962)	Vice President and Assistant Treasurer
Vice President and BSA Compliance Officer	Since 2007
Since 2002	Director of Accounting & Control Services, Putnam Management
Director of Operational Compliance, Putnam Investments and Putnam
Retail Management

Robert T. Burns (Born 1961)
Vice President and Chief Legal Officer
Since 2011
General Counsel, Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above although in some cases, they have held different positions with such employers. The address of each Officer is One Post Office Square, Boston, MA 02109.

36 Putnam VT American Government Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Ravi Akhoury
Boston, MA 02109	P.O. Box 8383	Barbara M. Baumann
	Boston, MA 02266-8383	Charles B. Curtis
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		John A. Hill
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Elizabeth T. Kennan
Kenneth R. Leibler
Marketing Services	Legal Counsel	Robert E. Patterson
Putnam Retail Management	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109	Independent Registered	W. Thomas Stephens
Public Accounting Firm
PricewaterhouseCoopers LLP

Putnam VT American Government Income Fund 37

This report has been prepared for the shareholders	H500
of Putnam VT American Government Income Fund.	272247 2/12

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes. In May of 2009, the Code of Ethics of Putnam Investment Management, LLC was amended to reflect that all employees will now be subject to a 90-day blackout restriction on holding Putnam open-end funds, except for portfolio managers and their supervisors (and each of their immediate family members), who will be subject to a one-year blackout restriction on the funds that they manage or supervise. In June 2010, the Code of Ethics of Putnam Investments was updated in its entirety to include the amendments adopted in May of 2009 and to change certain rules and limits contained in the Code of Ethics. In addition, the updated Code of Ethics included numerous technical, administrative and non-substantive changes, which were intended primarily to make the document easier to navigate and understand. In July 2011, the Code of Ethics of Putnam Investments was updated to reflect several technical, administrative and non-substantive changes resulting from changes in employee titles.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit and Compliance Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Leibler, Mr. Hill, Mr. Darretta and Ms. Baumann qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2011	$51,923	$--	$2,678	$ —
December 31, 2010	$50,907	$--	$2,605	$102*

*	Includes fees of $102 billed by the fund’s independent auditor to the fund for procedures necessitated by regulatory and litigation matters for the fiscal year ended December 31, 2010. These fees were reimbursed to the fund by Putnam Investment Management, LLC (“Putnam Management”).

For the fiscal years ended December 31, 2011and December 31, 2010, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $130,060 and $280,927 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of the proposed market timing distribution.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2011	$ —	$107,505	$ —	$ —

December 31, 2010	$ —	$227,601	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: February 28, 2012